Schedule of Reconciles Singapore Statutory Rates (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Income before income taxes	$ 185,425	$ 243,980	$ 103,697	$ (637,503)	$ (850,004)	$ (33,313)
Singapore statutory income tax rate	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Non-deductible depreciation	5.00%	5.00%	13.00%	(3.00%)	(3.00%)	(70.00%)
Non-deductible professional fees	20.00%	20.00%	59.00%	(9.00%)	(9.00%)	(467.00%)
Other non-deductible expenses	12.00%	12.00%	2.00%	(1.00%)	(1.00%)	(39.00%)
Tax rebate and exemption	0.00%	0.00%	(900.00%)	0.00%	0.00%	67300.00%
Effective tax rate	54.00%	54.00%	82.00%	4.00%	4.00%	114.00%